Expenses from Continuing Operations - Schedule of Merger Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Merger Expenses
Merger expenses	$ (9,373,737)	$ (5,104,937)